Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Current year	$ 665	$ 384	$ 1,037
Adjustment to prior years	(287)	(14)	(404)
Total	378	370	633
Deferred tax expense
Origination and reversal of temporary differences	(1,113)	(94)	(482)
Adjustment to prior years	94	(130)	92
Total	(1,019)	(224)	(390)
Taxation recognised in the profit for the period	(641)	146	243
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(24)	(110)	133
Share-based payments	(9)	(51)	8
Deferred tax impact of reduction in US tax rate and other tax rates	17	25	58
Total	(16)	(136)	199
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	79	(63)	8
Foreign exchange arising on designating borrowings in net investment hedges	(14)	(83)	(80)
Net available for sale (gains)/losses recognised in other comprehensive income	(2)	61	(14)
Other		1	1
Deferred tax impact of reduction in US tax rate	(30)
Total	33	(86)	(87)
Taxation related to components of other comprehensive income	$ 17	$ (222)	$ 112